Note 18 - Financial Instruments - Change in Fair Value of Contingent Consideration Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	$ (594)	$ 10,236
Balance	34,188
Less: current portion	25,537	7,491
Non-current portion	8,651	24,855
Fair Value, Inputs, Level 3 [Member]
Balance	32,346	24,128
Amounts recognized on acquisitions	8,933	22,537
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability	(594)	10,236
Resolved and settled in cash	(6,806)	(25,525)
Other	309	970
Balance	34,188	32,346
Less: current portion	25,537	7,491
Non-current portion	$ 8,651	$ 24,855